Other financial liabilities	12 Months Ended
Mar. 31, 2026
Text block 1 [Abstract]
Other financial liabilities
19. Other financial liabilities
Other financial liabilities consist of the following:

	Yen in millions
	March 31,
	2025	2026
Financial liabilities measured at amortized cost
Deposits received	1,501,078	2,584,248
Other	483,751	599,218
Financial liabilities measured at fair value through profit or loss
Derivatives	319,881	357,955

Total	2,304,711	3,541,421

Current liabilities	1,869,117	2,384,008
Non-current liabilities	435,594	1,157,413

Total	2,304,711	3,541,421